IFRS 9 Impairment (Detail: Text Values)	3 Months Ended
	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
IFRS 9 Impairment [Abstract]
Release Of Overlays For Addressing Construction Risk	€ 15,000,000
Of Which Released In First Quarter 2022	16,000,000
Of Which Released In Second Quarter 2022	40,000,000
Overlay Estimate For Recalibration Effect	92,000,000
Provision For Credit Losses Due To Model Results First Quarter		€ 292,000,000
Provision For Credit Losses Due To Model Results Second Quarter	233,000,000
Of Which Corporate Bank In Second Quarter	56,000,000		€ 20,000,000
Of Which Investment Bank In Second Quarter	72,000,000		2,000,000
Of Which Private Bank In Second Quarter	96,000,000		117,000,000
Increase In Provision For Credit Losses Due To Model Results	525,000,000		€ 144,000,000
Allowance for credit losses related to forward looking information over concerns from gas supply from Russia and other market impacts	€ 135,000,000
Downward shift across all MEVs of the sigma shocks reported in the sensitivity analysis	50,000,000
Additional allowances for credit losses from Russian gas pipeline closure in bps	20,000,000